Segment Geographical Information and Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues	$ 258,140	$ 201,646	$ 176,030
Expenses	232,184	180,559	154,596
Segment operating income (loss)	25,956	21,087	21,434
Depreciation and amortization	13,611	11,608	9,885
Software services [Member]
Segment Reporting Information [Line Items]
Total revenues	77,100	70,834	67,271
Expenses	63,649	58,847	52,963
Segment operating income (loss)	13,451	11,987	14,308
Depreciation and amortization	9,242	7,531	6,562
IT professional services [Member]
Segment Reporting Information [Line Items]
Total revenues	181,040	130,812	108,759
Expenses	164,558	118,414	98,384
Segment operating income (loss)	16,482	12,398	10,375
Depreciation and amortization	4,100	3,769	3,042
Unallocated expense [Member]
Segment Reporting Information [Line Items]
Total revenues
Expenses	3,977	3,298	3,249
Segment operating income (loss)	(3,977)	(3,298)	(3,249)
Depreciation and amortization	$ 269	$ 308	$ 281